May 6, 2005

VIA EDGAR SYSTEM

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, DC 20549

Re:	The Aquinas Funds, Inc.
File Nos. 033-70978 and 811-08122
Rule 497(j) Certification

Ladies & Gentlemen:

The undersigned officer of The Aquinas Funds, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

1.         that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 15 to Form N-1A Registration Statement filed by the Company on May 3, 2005, which is the most recent amendment to such registration statement; and

2.         that the text of Post-Effective Amendment No. 15 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on May 3, 2005.

Very truly yours,

THE AQUINAS FUNDS, INC.

By:	/s/ Frank A. Rauscher
Frank A. Rauscher
President and Treasurer